FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Impairment charges	$ 574	$ (30)
Property, plant and equipment [member]
Disclosure of fair value measurement of assets [line items]
Impairment charges	574
Goodwill
Disclosure of fair value measurement of assets [line items]
Impairment charges	1,188
Non-recurring fair value measurement | Property, plant and equipment [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	648
Non-recurring fair value measurement | Property, plant and equipment [member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0
Non-recurring fair value measurement | Property, plant and equipment [member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0
Non-recurring fair value measurement | Property, plant and equipment [member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	648
Non-recurring fair value measurement | Goodwill
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	484
Non-recurring fair value measurement | Goodwill | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0
Non-recurring fair value measurement | Goodwill | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0
Non-recurring fair value measurement | Goodwill | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 484